Fair Value Measurements	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Fair Value Measurements
Note 7:
Fair
Value Measurements
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 18 of our annual consolidated financial statements for the year ended October 31, 2024 for further discussion on the determination of fair value.

(Canadian $ in millions)	April 30, 2025		October 31, 2024
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$ 100,269	$92,999	$115,188	$106,461

Loans (1) (2)
Residential mortgages	193,452	191,924	190,666	188,848
Consumer instalment and other personal	91,286	91,300	91,889	91,513
Credit cards	12,628	12,628	13,030	13,030
Business and government	364,826	365,215	369,776	370,101
	662,192	661,067	665,361	663,492

Deposits (3)	906,333	907,269	928,332	928,689
Securitization and structured entities’ liabilities (4)	21,256	21,162	21,850	21,653
Other liabilities (5)	2,985	2,778	2,929	2,669
Subordinated debt	9,740	9,854	8,377	8,543
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, certain other assets, certain other liabilities and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of ACL.
(2)
Excludes $94 million of residential mortgages classified as FVTPL, $13,404 million of business and government loans classified as FVTPL and $14 million of business and government loans classified as FVOCI ($163 million, $12,431 million and $61 million, respectively, as at October 31, 2024).

(3)
Excludes $46,909 million of structured note liabilities, $1,994 million of money market deposits, $1,173 million of embedded options related to structured deposits carried at amortized cost and $1,858 million of metals deposits measured at fair value ($45,222 million, $6,032 million, $1,047 million and $1,807 million, respectively, as at October 31, 2024).

(4)	Excludes $30,680 million of securitization and structured entities’ liabilities classified as FVTPL ($18,314 million as at October 31, 2024).
(5)	Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.
Fair Value Hierarchy
We use a fair value hierarchy to categorize assets and liabilities carried at fair value according to the inputs we use in valuation techniques to measure fair value.
Valuation Techniques and Significant Inputs
We determine the fair value of assets and liabilities using quoted prices in active markets (Level 1) when these are available. When quoted prices in active markets are not available, we determine the fair value of financial assets and liabilities using models such as discounted cash flows with observable market data for inputs, such as yields or broker quotes and other third-party vendor quotes (Level 2). Fair value may also be determined using models where significant market inputs are not observable due to inactive markets or minimal market activity (Level 3). We maximize the use of observable market inputs to the extent possible.
Our Level 2 trading securities are primarily valued using discounted cash flow models with observable spreads or broker quotes. The fair value of Level 2 FVOCI securities is determined using discounted cash flow models with observable spreads or third-party vendor quotes. Level 2 structured note liabilities are valued using models with observable market information. Level 2 derivative assets and liabilities are valued using industry standard models and observable market information.

The
extent
of our use of actively quoted market prices (L
eve
l 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)			April 30, 2025		October 31, 2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$362	$9,126	$-	$9,488	$1,272	$8,764	$-	$10,036
Canadian provincial and municipal governments	-	7,359	-	7,359	-	7,585	-	7,585
U.S. federal government	5,311	22,731	-	28,042	2,688	21,560	-	24,248
U.S. states, municipalities and agencies	-	1,096	-	1,096	-	565	-	565
Other governments	54	4,967	-	5,021	92	3,757	-	3,849
NHA MBS, and U.S. agency MBS and CMO	-	55,950	5	55,955	-	40,995	-	40,995
Corporate debt	-	10,986	-	10,986	-	10,172	-	10,172
Trading loans	-	4,622	-	4,622	-	5,493	-	5,493
Corporate equity	50,784	536	-	51,320	65,559	420	4	65,983
	56,511	117,373	5	173,889	69,611	99,311	4	168,926
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	-	956	-	956	166	237	-	403
Canadian provincial and municipal governments	-	1,588	-	1,588	-	1,578	-	1,578
U.S. federal government	-	1,482	-	1,482	-	1,527	-	1,527
Other governments	-	-	-	-	-	25	-	25
NHA MBS, and U.S. agency MBS and CMO	-	22	-	22	-	21	-	21
Corporate debt	-	8,882	36	8,918	-	8,745	35	8,780
Corporate equity	920	786	5,257	6,963	921	910	4,899	6,730
	920	13,716	5,293	19,929	1,087	13,043	4,934	19,064
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	-	44,610	-	44,610	3,212	30,965	-	34,177
Canadian provincial and municipal governments	-	5,853	-	5,853	-	5,996	-	5,996
U.S. federal government	359	17,207	-	17,566	25	16,940	-	16,965
U.S. states, municipalities and agencies	-	5,366	-	5,366	-	5,068	-	5,068
Other governments	-	4,643	-	4,643	-	5,656	-	5,656
NHA MBS, and U.S. agency MBS and CMO	-	23,244	-	23,244	-	21,293	-	21,293
Corporate debt	-	4,467	-	4,467	-	4,370	-	4,370
Corporate equity	-	-	189	189	-	-	177	177
	359	105,390	189	105,938	3,237	90,288	177	93,702
Loans
Residential mortgages	-	94	-	94	-	163	-	163
Business and government loans	-	13,036	382	13,418	-	12,190	302	12,492
	-	13,130	382	13,512	-	12,353	302	12,655
Other Assets (1)	13,173	-	1,435	14,608	11,236	-	1,717	12,953
Fair Value Liabilities (2)
Deposits (3)	-	51,934	-	51,934	-	54,108	-	54,108
Securities sold but not yet purchased	15,518	37,904	-	53,422	10,631	24,399	-	35,030
Other liabilities (4)	1,854	31,467	-	33,321	1,754	19,110	-	20,864
	17,372	121,305	-	138,677	12,385	97,617	-	110,002
Derivative Assets
Interest rate contracts	50	9,167	-	9,217	36	9,851	-	9,887
Foreign exchange contracts	21	29,526	-	29,547	4	21,258	10	21,272
Commodity contracts	273	1,472	9	1,754	169	1,656	2	1,827
Equity contracts	329	8,863	14	9,206	539	13,718	-	14,257
Credit default swaps	-	1	1	2	-	10	-	10
	673	49,029	24	49,726	748	46,493	12	47,253
Derivative Liabilities
Interest rate contracts	37	10,423	-	10,460	32	10,811	-	10,843
Foreign exchange contracts	-	29,150	-	29,150	-	19,955	-	19,955
Commodity contracts	116	1,688	-	1,804	96	1,721	4	1,821
Equity contracts	102	16,210	1	16,313	75	25,596	2	25,673
Credit default swaps	-	-	-	-	-	10	1	11
	255	57,471	1	57,727	203	58,093	7	58,303

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $1,060 million and $1,780 million for the three and six months ended April 30, 2025, respectively ($806 million and $1,335 million for the three and six months ended April 30, 2024). Interest expense for liabilities carried at amortized cost is $9,497 million and $20,002 million for the three and six months ended April 30, 2025, respectively ($10,843 million and $21,447 million for the three and six months ended April 30, 2024).

(3)	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

 Certain comparative figures have been reclassified to conform with the current period’s presentation.

Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					April 30, 2025
					Range of input values (1)
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity	Corporate equity	$5,446	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	4	28
Investment properties	Other assets	1,358	Income approach	Capitalization rate	2%	8%

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

 na – not applicable
Significant Transfers
Our policy is to record transfers of assets and liabilities between fair value hierarchy levels at their fair values as at the end of each reporting period, consistent with the date of the determination of fair value. Transfers between Level 1 and Level 2 are dependent on the recency of issuance and availability of quoted market prices in the active market. There were no significant transfers between Level 1 and Level 2 during the three and six months ended April 30, 2025 and 2024.
Changes
in Level 3 Fair Value Measurements
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and six months ended April 30, 2025 and 2024, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2025 (Canadian $ in millions)	Fair Value as at January 31, 2025	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2025	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$5	$-	$-	$-	$-	$5	$-
Corporate equity	6	-	-	-	-	-	-	(6)	-	-
Total trading securities	6	-	-	5	-	-	-	(6)	5	-
FVTPL Securities
Corporate debt	33	2	-	1	-	-	-	-	36	2
Corporate equity	5,202	(120)	(110)	342	(57)	-	-	-	5,257	(68)
Total FVTPL securities	5,235	(118)	(110)	343	(57)	-	-	-	5,293	(66)
FVOCI Securities
Corporate equity	163	-	-	26	-	-	-	-	189	na
Total FVOCI securities	163	-	-	26	-	-	-	-	189	na
Business and Government Loans	321	(11)	(7)	50	-	-	29	-	382	(11)
Other Assets	1,841	(1)	-	7	(7)	(405)	-	-	1,435	(1)
Derivative Assets
Foreign exchange contracts	42	-	-	-	-	(42)	-	-	-	-
Commodity contracts	5	4	-	-	-	-	-	-	9	4
Equity contracts	13	(2)	-	-	-	-	3	-	14	(2)
Credit default swaps	-	-	-	-	-	-	1	-	1	-
Total derivative assets	60	2	-	-	-	(42)	4	-	24	2
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	2	-	-	-	-	-	1	(2)	1	-
Credit default swaps	1	-	-	-	-	(1)	-	-	-	-
Total derivative liabilities	3	-	-	-	-	(1)	1	(2)	1	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2025 (Canadian $ in millions)	Fair Value as at October 31, 2024	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2025	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$5	$-	$-	$-	$-	$5	$-
Corporate equity	4	-	-	2	-	-	-	(6)	-	-
Total trading securities	4	-	-	7	-	-	-	(6)	5	-
FVTPL Securities
Corporate debt	35	1	-	2	-	-	-	(2)	36	1
Corporate equity	4,899	(96)	(21)	614	(139)	-	-	-	5,257	16
Total FVTPL securities	4,934	(95)	(21)	616	(139)	-	-	(2)	5,293	17
FVOCI Securities
Corporate equity	177	-	(15)	27	-	-	-	-	189	na
Total FVOCI securities	177	-	(15)	27	-	-	-	-	189	na
Business and Government Loans	302	2	(1)	56	-	(6)	29	-	382	2
Other Assets	1,717	(56)	-	201	(7)	(420)	-	-	1,435	(52)
Derivative Assets
Foreign exchange contracts	10	-	-	32	-	(42)	-	-	-	-
Commodity contracts	2	7	-	-	-	-	-	-	9	7
Equity contracts	-	(2)	-	-	-	-	16	-	14	(2)
Credit default swaps	-	-	-	-	-	-	1	-	1	-
Total derivative assets	12	5	-	32	-	(42)	17	-	24	5
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Commodity contracts	4	(4)	-	-	-	-	-	-	-	(4)
Equity contracts	2	-	-	-	-	-	1	(2)	1	-
Credit default swaps	1	-	-	-	-	(1)	-	-	-	-
Total derivative liabilities	7	(4)	-	-	-	(1)	1	(2)	1	(4)

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2025 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified to conform with the current period’s presentation.
 na – not applicable

		Change in fair value			Movements		Transfers
For the three months ended April 30, 2024 (Canadian $ in millions)	Fair Value as at January 31, 2024	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	-	-	-	-	-	-	-	-	-	-
FVTPL Securities
Corporate debt	24	(6)	-	17	-	-	-	-	35	(6)
Corporate equity	4,319	15	49	206	(88)	-	-	-	4,501	66
Total FVTPL securities	4,343	9	49	223	(88)	-	-	-	4,536	60
FVOCI Securities
Corporate equity	173	-	-	1	-	-	-	-	174	na
Total FVOCI securities	173	-	-	1	-	-	-	-	174	na
Business and Government Loans	196	-	5	13	-	(59)	198	-	353	-
Other Assets	1,671	(56)	-	12	-	(5)	-	-	1,622	(65)
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	7	(7)	-	-	-	-	-	-	-	(7)
Equity contracts	7	-	-	-	-	-	6	-	13	-
Credit default swaps	-	-	-	-	-	-	-	-	-	-
Total derivative assets	14	(7)	-	-	-	-	6	-	13	(7)
Other Liabilities	13	-	-	-	-	(13)	-	-	-	-
Derivative Liabilities
Commodity contracts	1	1	-	-	-	-	-	-	2	1
Equity contracts	-	-	-	-	-	-	1	-	1	-
Credit default swaps	1	(1)	-	-	-	-	1	-	1	(1)
Total derivative liabilities	2	-	-	-	-	-	2	-	4	-

		Change in fair value			Movements		Transfers
For the six months ended April 30, 2024 (Canadian $ in millions)	Fair Value as at October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at April 30, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Corporate equity	37	-	-	-	-	-	-	(37)	-	-
Total trading securities	37	-	-	-	-	-	-	(37)	-	-
FVTPL Securities
Corporate debt	27	(9)	-	17	-	-	-	-	35	(9)
Corporate equity	4,208	(92)	(10)	522	(126)	-	-	(1)	4,501	17
Total FVTPL securities	4,235	(101)	(10)	539	(126)	-	-	(1)	4,536	8
FVOCI Securities
Corporate equity	160	-	11	3	-	-	-	-	174	na
Total FVOCI securities	160	-	11	3	-	-	-	-	174	na
Business and Government Loans	186	-	(1)	46	-	(76)	198	-	353	-
Other Assets	1,723	(17)	-	16	(21)	(79)	-	-	1,622	-
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	5	(5)	-	-	-	-	-	-	-	(5)
Equity contracts	-	-	-	-	-	-	13	-	13	-
Credit default swaps	-	-	-	-	-	-	-	-	-	-
Total derivative assets	5	(5)	-	-	-	-	13	-	13	(5)
Other Liabilities	5	-	-	8	-	(13)	-	-	-	-
Derivative Liabilities
Commodity contracts	1	1	-	-	-	-	-	-	2	1
Equity contracts	8	-	-	-	-	-	1	(8)	1	-
Credit default swaps	2	(2)	-	-	-	-	1	-	1	(1)
Total derivative liabilities	11	(1)	-	-	-	-	2	(8)	4	-

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on April 30, 2024 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified to conform with the current period’s presentation.
 na – not applicable